CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) for the year	$ (27,238)	$ (14,923)	$ 3,221
Adjustments required to reconcile net income (loss) to net cash used in operating activities:
Depreciation	342	562	880
Loss (income) from disposal of property and equipment	(55)	0	29
Changes in accrued liability for employee rights upon retirement	6	20	(32)
Share-based compensation expenses	1,859	1,527	687
Net changes in operating leases	35	(194)	14
Changes in fair value of marketable securities	(436)	119	(125)
Financial expenses (income), net	89	(133)	55
Changes in operating asset and liabilities:
Receivables from collaborative arrangements	7,858	12,609	(18,314)
Accounts receivables	(315)	(62)	0
Prepaid expenses and other current assets	(1,340)	(709)	274
Accounts payable, accrued expenses and other	1,465	(8,300)	5,620
Net cash used in operating activities	(17,730)	(9,484)	(7,691)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(134)	(171)	(143)
Proceeds from sale of property and equipment	74	0	0
Short-term deposits	2,488	8,948	(48)
Long-term deposits	(813)	10	(5)
Investments in marketable securities	(23,164)	(10,006)	(6,716)
Proceeds from sale and maturity of marketable securities	11,807	2,918	26,784
Net cash provided by (used in) investing activities	(9,742)	1,699	19,872
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares through ATM, net of issuance costs	0	0	505
Proceeds from exercise of options	268	15	332
Proceeds from issuance of shares and warrants through placement from the controlling shareholder	10,000	0	0
Proceeds from issuance of shares and warrants through public offering, net of issuance costs	11,542	0	0
Net cash provided by financing activities	21,810	15	837
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS	(73)	133	(55)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS	(5,735)	(7,637)	12,963
CASH AND CASH EQUIVALENTS AND RESRICTED CASH EQUIVALENTS AT BEGINNING OF THE YEAR	13,598	21,235	8,272
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS AT END OF THE YEAR	7,863	13,598	21,235
Cash and Cash equivalents	7,513	12,448	20,085
Restricted cash equivalents	350	1,150	1,150
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS SHOWN IN STATEMENT OF CASH FLOWS	7,863	13,598	21,235
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Recognition of new operating lease ROU and liabilities	1,590	88	253
SUPPLEMENTARY INFORMATION:
Income taxes paid	0	0	34
Interest received	$ 1,261	$ 392	$ 774